UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   MARCH 31

Date of Reporting Period:  JUNE 30, 2007



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED JUNE 30, 2007

                Florida Tax-Free Money Market Fund



[LOGO OF USAA]
    USAA(R)

                              USAA FLORIDA TAX-FREE
                                     MONEY MARKET Fund

                            [GRAPHIC OF USAA FLORIDA TAX-FREE MONEY MARKET FUND]

                      1ST QUARTER Portfolio of Investments

--------------------------------------------------------------------------------
    JUNE 30, 2007

                                                                      (Form N-Q)

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  P O R T F O L I O
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                      of INVESTMENTS (in thousands)
                      (continued)


USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

CATEGORIES AND DEFINITIONS

VARIABLE-RATE DEMAND NOTES (VRDNS) - provide the right to sell the security at face value on either that day or within the rate-reset period. The interest rate is adjusted at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to a rate that reflects current market conditions. VRDNs will normally trade as if the maturity is the earlier put date, even though stated maturity is longer.

PUT BONDS - provide the right to sell the bond at face value at specific tender dates prior to final maturity. The put feature shortens the effective maturity of the security.

FIXED-RATE INSTRUMENTS - consist of municipal bonds, notes, and commercial paper. The interest rate is constant to maturity. Prior to maturity, the market price of a fixed-rate instrument generally varies inversely to the movement of interest rates.

CREDIT ENHANCEMENTS - add the financial strength of the provider of the enhancement to support the issuer's ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

The Fund's investments consist of securities meeting the requirements to qualify at the time of purchase as "eligible securities" under the Securities and Exchange Commission (SEC) rules applicable to money market funds. With respect to quality, eligible securities generally consist of securities rated in one of the two highest categories for short-term securities or, if not rated, of comparable quality at the time of purchase. USAA Investment Management Company (the Manager) also attempts to minimize credit risk in the Fund through rigorous internal credit research.

(LOC) Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

(LIQ) Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from one of the following: Citibank, N.A., Citigroup, Inc., Deutsche Postbank, JP Morgan Chase Bank, N.A., Merrill Lynch & Co., Inc., or Morgan Stanley.
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  P O R T F O L I O
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                      of INVESTMENTS
                      (continued)


USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

(NBGA) Principal and interest payments are guaranteed by a nonbank guarantee agreement from Merrill Lynch & Co., Inc.

(INS) Principal and interest payments are insured by one of the following: AMBAC Assurance Corp., N.A., Financial Guaranty Insurance Co., Financial Security Assurance Holdings Ltd., or MBIA Insurance Corp.


PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

BAN                 Bond Anticipation Note
COP                 Certificate of Participation
GO                  General Obligation
IDA                 Industrial Development Authority/Agency
PCRB                Pollution Control Revenue Bond
P-FLOAT             Puttable Floating Option Tax-Exempt Receipts
PUTTER              Puttable Tax-Exempt Receipts
RB                  Revenue Bond
ROC                 Reset Option Certificates

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  P O R T F O L I O
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                       of INVESTMENTS (in thousands)



USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

  PRINCIPAL                                                                   COUPON              FINAL
     AMOUNT   SECURITY                                                          RATE           MATURITY                    VALUE
 -----------------------------------------------------------------------------------------------------------------------------------

                    VARIABLE-RATE DEMAND NOTES (90.6%)
                    FLORIDA (77.0%)
$    525            Alachua County RB, Series 2004 (LOC - Wachovia Bank,
                          N.A.)                                                  3.84%                6/01/2025            $   525
     450            Brevard County Mental Health Facilities RB, Series
                          1994C (LOC - SunTrust Bank)                            3.83                 1/01/2010                450
   3,000            Broward County Housing Finance Auth. RB, Series 1985,
                          P-FLOAT, Series MT 310 (LIQ)(NBGA) (a)                 3.82                 9/01/2032              3,000
   3,035            Broward County School Board COP, Series 2006A, PUTTER,
                          Series 1344 (INS)(LIQ) (a)                             3.80                 1/01/2014              3,035
   1,400            Dade County IDA RB, Series 1982                              4.23                11/15/2017              1,400
   1,500            Department of Environmental Protection Forever RB,
                          Series 2003C, PUTTER, Series 1445 (INS)(LIQ) (a)       3.80                 1/01/2012              1,500
   2,810            Hillsborough County IDA Hospital RB, Series 2006, ROC
                          Trust II-R, Series 646CE (LIQ)(LOC - Citibank,
                          N.A.) (a)                                              3.79                10/01/2041              2,810
   5,000            Housing Finance RB, Series 1998, P-FLOAT, Series MT 320
                          (LIQ)(NBGA) (a)                                        3.82                10/01/2032              5,000
   1,395            Jacksonville PCRB, Series 1995                               3.92                 5/01/2029              1,395
   3,600            Lee County IDA Health Care RB, Series 1999A (LOC -
                         Fifth Third Bank)                                       3.79                12/01/2029              3,600
   3,800            Lee Memorial Health System Hospital RB, Series 1985D         3.74                 4/01/2020              3,800
   3,500            Martin County Health Facilities Auth. RB, Series 2007A
                          (LOC - Wachovia Bank, N.A.)                            3.80                11/15/2032              3,500
   2,545            Miami-Dade County Expressway Auth. RB, Series 2004B,
                          PUTTER, Series 1339 (LIQ)(INS) (a)                     3.79                 7/01/2012              2,545
                    Orange County IDA RB,
     575                   Series 1989 (LOC - Wachovia Bank, N.A.)               3.98                 2/01/2009                575
   2,500                   Series 1998 (LOC - Wachovia Bank, N.A.)               3.82                10/01/2018              2,500
   3,665            Palm Beach County RB, Series 2007 (LOC - Commerce Bank,
                          N.A., Cherry Hill)                                     3.85                 1/01/2034              3,665
   1,395            Peace River Manasota Regional Water Supply Auth.
                          Utility System RB, Series 2005A,  ROC Trust II-R,
                          Series 607PB (LIQ)(INS) (a)                            3.80                10/01/2030              1,395
   5,057            Port St. Lucie Utility System RB, Series 2006,
                          FLOATER Certificate Series 2006-1420X
                          (INS)(LIQ) (a)                                         3.79                 9/01/2036              5,057
   2,650            Santa Rosa County School Board COP, Series 2006-2,
                          PUTTER, Series 1293Z (INS)(LIQ) (a)                    3.80                 2/01/2014              2,650
   3,800            St. Petersburg Health Facilities Auth. RB, Series 1999
                          (LOC - Wachovia Bank, N.A.)                            3.84                 1/01/2024              3,800
     965            State Board of Education Lottery RB, Series 2006A, ROC
                          Trust II, Series 542 (INS)(LIQ) (a)                    3.79                 7/01/2025                965
   4,780            State Department of Management Services RB, Series
                          2005A, ROC Trust II-R, Series 4079 (INS)(LIQ) (a)      3.79                 9/01/2020              4,780
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                       of INVESTMENTS (in thousands)
                       (continued)



USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

   PRINCIPAL                                                                   COUPON              FINAL
      AMOUNT   SECURITY                                                          RATE           MATURITY                     VALUE
 -----------------------------------------------------------------------------------------------------------------------------------
$  2,300            Tallahassee Energy System RB, Series 2005, EAGLE
                          Tax-Exempt Trust, Series 20060018 (LIQ)(INS) (a)       3.80%               10/01/2035            $ 2,300
   4,395            West Palm Beach Utility System RB, Series 2004, ROC
                          Trust II-R, Series 621PB (LIQ)(INS) (a)                3.80                10/01/2034              4,395
                                                                                                                   ---------------
                                                                                                                            64,642
                                                                                                                   ---------------
                    LOUISIANA (5.0%)
   4,200            Ascension Parish PCRB, Series 1992                           4.25                 3/01/2011              4,200
                                                                                                                   ---------------
                    PENNSYLVANIA (5.0%)
   4,250            Chartiers Valley Industrial and Commercial Development
                          Auth. RB, Series 1982                                  4.24                11/15/2017              4,250
                                                                                                                   ---------------
                    PUERTO RICO (3.6%)
   3,000            Aqueduct and Sewer Auth. BAN, Series 2007B, ROC Trust
                          II-R, Series 10001CE (LIQ) (a)                         3.79                12/27/2008              3,000
                                                                                                                   ---------------
                    Total Variable-Rate Demand Notes (cost: $76,092)                                                        76,092
                                                                                                                   ---------------


                    PUT BONDS (6.0%)
                    FLORIDA (6.0%)
   5,000            Sarasota County Public Hospital District RB, Series
                          1996A  (cost:  $5,000)                                 3.87                10/01/2028              5,000
                                                                                                                   ---------------

                    FIXED-RATE INSTRUMENTS (2.6%)
                    FLORIDA (2.1%)
   1,775            Department of Transportation Right of Way Acquisition
                          and Bridge Construction GO, Series 2006A               4.50                 7/01/2007              1,775
                                                                                                                   ---------------
                    CALIFORNIA (0.5%)
   405              Fresno Unified School District GO, Series 2007 (INS)         6.50                 8/01/2007                406
                                                                                                                   ---------------
                    Total Fixed-Rate Instruments(cost: $2,181)                                                               2,181
                                                                                                                   ---------------


                    TOTAL INVESTMENTS (COST: $83,273)                                                                $      83,273
                                                                                                                   ===============



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  N O T E S
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              to Portfolio of INVESTMENTS


USAA FLORIDA TAX-FREE MONEY MARKET FUND
JUNE 30, 2007 (UNAUDITED)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 39 separate funds. The information presented in this quarterly report pertains only to the USAA Florida Tax-Free Money Market Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Pursuant to Rule 2a-7 under the 1940 Act, securities in the Fund are valued at amortized cost, which approximates market value. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or discounts.

2. Securities for which valuations are not readily available or are considered unreliable are valued in good faith at fair value, using methods determined by the Manager, an affiliate of the Fund, under valuation procedures and procedures to stabilize net asset value (NAV) approved by the Trust's Board of Trustees.

B. As of June 30, 2007, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments.

C. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $83,978,000 at June 30, 2007, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets.


SPECIFIC NOTES
(a) Restricted security that is not registered under the Securities Act of 1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule 144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended JUNE 30, 2007

By:*     /s/ MARK S. HOWARD
         -----------------------------------------------------------
         Signature and Title:  Mark S. Howard, Secretary

Date:    AUGUST 27, 2007
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    AUGUST 29, 2007
         ------------------------------


By:*     /s/ DEBRA K. DUNN
         ----------------------------------------------
         Signature and Title:  Debra K. Dunn, Treasurer

Date:    AUGUST 28, 2007
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.